Taxes - Income tax - Additional information (Details) - EUR (€) € in Millions					12 Months Ended
	Apr. 01, 2020	Oct. 06, 2017	Apr. 01, 2017	Apr. 01, 2015	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Disclosure of subsidiaries [line items]
Additional tax expense due to the exceptional surtax							€ 78
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Exceptional surtax rate (as a percent)							30.00%
Corporate tax rate (as a percent)					25.00%	28.92%	34.43%	34.43%	38.00%
Increased corporate tax rate (as a percent)							44.43%
Additional tax expense due to the exceptional surtax							€ 78
Decrease in deferred tax asset due to gradual rate reduction							75
Deferred tax income due to reduction in tax rate							(44)	€ 12
Decrease in deferred tax asset in other comprehensive income statement							€ 31
Tax on dividends in prior year (as a percent)		3.00%					3.00%
Tax income, resulting from dispute over 3 % tax on dividends							€ 304
Tax income, resulting from dispute over 3 % tax on dividends, principal amount							270
Tax income, resulting from dispute over 3 % tax on dividends, late interests amount							34
Share of expenses and charges on dividends (as a percent)								5.00%
Tax income, resulting from the dispute over the share of expenses and charges on dividends								€ 190
Principal and late payment interest claimed										€ 2,146
Contingent asset, current income tax, previous fiscal years							€ 2,146
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	17.00%		19.00%	20.00%			19.00%	20.00%	20.00%
Corporate tax rate, previous (as a percent)	18.00%
Deferred tax income due to reduction in tax rate								€ 31	€ 62
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							25.00%	25.00%	28.00%
Deferred tax recognition limitation							€ 256
Spain subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)							75.00%
Poland subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)							19.00%	19.00%	19.00%
Equant entities [member]
Disclosure of subsidiaries [line items]
Deferred tax assets from tax loss carry forwards								€ 68